Common Shareholders' Equity (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Common Shareholders' Equity [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 109,288,972	$ (55,220,514)	$ 17,077,670
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	5,216,580	(1,859,692)	(4,127,305)
Other comprehensive income, before tax	116,673,806	(53,011,351)	13,296,351
Income tax relating to cash flow hedges of other comprehensive income	585,430	1,098,591	93,416
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	1,444,133	(488,246)	(1,107,699)
Charge to equity	(2,029,563)	(610,345)	1,014,283
Gains (losses) on exchange differences on translation, net of tax	2,168,254	4,068,855	345,986
Other comprehensive income	114,644,243	(53,621,696)	14,310,634
Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Gains (losses) on cash flow hedges, before tax	2,168,254	4,068,855	345,986
Gains (losses) on exchange differences on translation, before tax	109,288,972	(55,220,514)	17,077,670
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	5,216,580	(1,859,692)	(4,127,305)
Other comprehensive income, before tax	116,673,806	(53,011,351)	13,296,351
Income tax relating to cash flow hedges of other comprehensive income	(585,430)	(1,098,591)	(93,416)
Income tax relating to exchange differences on translation of other comprehensive income	0	0	0
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	(1,444,133)	488,246	1,107,699
Charge to equity	(2,029,563)	(610,345)	1,014,283
Gains (losses) on cash flow hedges, net of tax	1,582,824	2,970,264	252,570
Gains (losses) on exchange differences on translation, net of tax	109,288,972	(55,220,514)	17,077,670
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	3,772,447	(1,371,446)	(3,019,606)
Other comprehensive income	$ 114,644,243	$ (53,621,696)	$ 14,310,634